NEW ACCOUNTING STANDARDS AND INTERPRETATIONS NOT YET ADOPTED	12 Months Ended
Dec. 31, 2019
NEW ACCOUNTING STANDARDS AND INTERPRETATIONS NOT YET ADOPTED
NEW ACCOUNTING STANDARDS AND INTERPRETATIONS NOT YET ADOPTED

39. NEW ACCOUNTING STANDARDS AND INTERPRETATIONS NOT YET ADOPTED

Effective for annual periods beginning on or after January 1, 2020

•     Amendments to IFRS 9, IAS 39 and IFRS 7, Interest Rate Benchmark Reform

The amendments clarify that entities would continue to apply certain hedge accounting requirements assuming that the interest rate benchmark on which the hedged cash flows and cash flows from the hedging instrument are based will not be altered as a result of interest rate benchmark reform.

These amendments are not expected to have an impact to the Group's consolidated financial position or performance.

•     Amendments to IAS 1 and IAS 8, Definition of Material

IAS 1 and IAS 8 are amended to clarify the definition of material and its application by:

-	aligning the wording of the definition of material across IFRS Standards and other publications and making minor improvements to that wording;
-	including some of the supporting requirements in IAS 1 in the definition to give them more prominence; and
-	clarifying the explanation accompanying the definition of material.

The amended definition of material states “information is material if omitting, misstating or obscuring it could reasonably be expected to influence decisions that the primary users of general purpose financial statements make on the basis of those financial statements, which provide financial information about a specific reporting entity”.

These amendments are not expected to have an impact to the Group’s consolidated financial position or performance.

•     Amendments to IFRS 3, Definition of a Business

IFRS 3 is amended to clarify the definition of business in order to assist the entity in determining whether a transaction should be recorded as a business combination or asset acquisition. In general, these amendments:

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clarify that business is an integrated set of activities and assets that is capable of being conducted and managed for the purpose of providing goods or services to customers, generating investment income (such as dividends or interest) or generating other income from ordinary activities;

-	add an optional test (the concentration test) to permit a simplified assessment of whether an acquired set of activities and assets is not a business;
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clarify that to be considered a business, an integrated set of activities and assets must include, at a minimum, an input and a substantive process that together significantly contribute to the ability to create output;

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add guidelines and illustrative examples to help the entity assess whether an acquired process is substantive if the acquired set of activities and assets does not have outputs and if it does have outputs.

These amendments are expected to have an impact to the Group’s future business combinations.

Effective for annual periods beginning on or after January 1, 2021

IFRS 17, Insurance Contract, will be effective on January 1, 2021, are considered to be not applicable to the Group’s consolidated financial statements.

The effective date was postponed to a date yet to be determined

•     Amendments to IFRS 10 and IAS 28, Sale or Contribution of Assets between an Investor and its Associate or Joint Venture

The amendments provide guidance for accounting treatment when a parent loses control of a subsidiary in a transaction with an associate or joint venture. The amendments require full gain to be recognized when the assets transferred meet the definition of a “business” under IFRS 3, Business Combinations. These amendments are not expected to impact the Group’s consolidated financial position or performance.